Cover	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2021
Entity File Number	1-13948
Entity Registrant Name	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.
Entity Central Index Key	0001000623
Entity Tax Identification Number	62-1612879
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 North Point Center East
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
City Area Code	800
Local Phone Number	514-0186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	SWM
Security Exchange Name	NYSE
Entity Information, Former Legal or Registered Name	Not Applicable